Borrowings	12 Months Ended
Sep. 30, 2025
Borrowings [Abstract]
BORROWINGS
10.	BORROWINGS

As of September 30, 2025 and 2024, summary of the borrowings is as following:

	Annual	Maturity	As of September 30,	As of September 30,
	Interest Rate	date	2025	2024
Bank of Jiangsu	4.05%	February 2026	$421,408	$-
	4.05%	September 2025	-	427,497
		Subtotal	$421,408	$427,497

Xiaoshan Rural Commercial Bank	3.60%	August 2026	$3,441,494	$-
	3.60%	August 2026	1,123,753	-
	3.60%	August 2026	702,346	-
	3.60%	July 2026	702,346	-
	4.50%	August 2025	-	3,491,222
	4.40%	August 2025	-	1,139,991
	4.20%	August 2025	-	712,494
	4.20%	July 2025	-	712,494
		Subtotal	$5,969,939	$6,056,201

China Citic Bank	3.70%	July 2025	$-	$854,993
	4.20%	December 2024	-	5,984,952
		Subtotal	$-	$6,839,945
		Total	$6,391,347	$13,323,643

Interest expenses were $503,519, $557,571 and $392,741 for the years ended September 30, 2025, 2024 and 2023, respectively. The weighted average interest rates of borrowings outstanding were 3.63%, 4.34% and 4.50% per annum as of September 30, 2025, 2024 and 2023, respectively.

The borrowings from Xiaoshan Rural Commercial Bank were secured by the Group’s equipments and buildings.